Taxation - Summary of Income Tax Expenses (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major Components Of Tax Expense Income [Abstract]
Current income tax	¥ 255	¥ 353	¥ 105
Deferred income tax (note b)	(84)	(75)	(76)
Total income tax expense	¥ 171	¥ 278	¥ 29